DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Commodity Derivative Volumes [Abstract]
Schedule Of Commodity Derivative Volumes

	December 31,
Business Unit and Commodity	2011	2010
California Utilities:
SDG&E:
Natural gas	35 million MMBtu	51 million MMBtu	(1)
Congestion revenue rights	19 million MWh	21 million MWh	(2)

Energy-Related Businesses:
Sempra Natural Gas:
Electric power	5 million MWh	1 million MWh
Natural gas	20 million MMBtu	15 million MMBtu
Sempra Mexico - natural gas	1 million MMBtu	-
(1)	Million British thermal units
(2)	Megawatt hours

Schedule Of Notional Amounts Of Interest Rate Derivatives [Abstract]
Schedule Of Notional Amounts of Interest Rate Derivatives Table
	December 31, 2011		December 31, 2010
(Dollars in millions)	Notional Debt	Maturities	Notional Debt	Maturities
Sempra Energy Consolidated(1)	$15-305	2013-2019	$215-355	2011-2019
SDG&E(1)	285-355	2019	285-365	2019
SoCalGas	-	-	150	2011
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Abstract]
Schedule Of Derivative Instruments on the Consolidated Balance Sheets
DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2011
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments(3)		$5		$11	$(17)		$(65)
SDG&E:
Interest rate instruments(3)	$	―	$	―	$(16)		$(65)

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments		$8		$41	$(7)		$(36)
Commodity contracts not subject to rate recovery		156		72	(148)		(94)
Associated offsetting commodity contracts		(120)		(68)	120		68
Commodity contracts subject to rate recovery		28		8	(62)		(24)
Associated offsetting commodity contracts		(10)		(2)	10		2
Total		$62		$51	$(87)		$(84)
SDG&E:
Commodity contracts subject to rate recovery		$22		$8	$(55)		$(24)
Associated offsetting commodity contracts		(5)		(2)	5		2
Total		$17		$6	$(50)		$(22)
SoCalGas:
Commodity contracts subject to rate recovery		$6	$	―	$(7)	$	―
Associated offsetting commodity contracts		(5)		―	5		―
Total		$1	$	―	$(2)	$	―
(1)	Included in Current Assets: Other for SoCalGas.
(2)	Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS (Continued)
(Dollars in millions)
	December 31, 2010
								Deferred
								credits
		Current				Current		and other
		assets:				liabilities:		liabilities:
		Fixed-price		Investments		Fixed-price		Fixed-price
		contracts		and other		contracts		contracts
		and other		assets:		and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry		derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instrument		$3	$	―	$	―	$	―
SoCalGas:
Interest rate instrument		$3	$	―	$	―	$	―

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments(3)		$9		$22		$(25)		$(57)
Commodity contracts not subject to rate recovery		59		20		(44)		(34)
Associated offsetting commodity contracts		(2)		(8)		2		8
Commodity contracts subject to rate recovery		5		―		(43)		(27)
Associated offsetting commodity contracts		(37)		(26)		37		26
Total		$34		$8		$(73)		$(84)
SDG&E:
Interest rate instruments(3)	$	―	$	―		$(17)		$(41)
Commodity contracts not subject to rate recovery		1		―		―		―
Commodity contracts subject to rate recovery		2		―		(35)		(27)
Associated offsetting commodity contracts		(34)		(26)		34		26
Total		$(31)		$(26)		$(18)		$(42)
SoCalGas:
Commodity contracts not subject to rate recovery		$1	$	―	$	―	$	―
Commodity contracts subject to rate recovery		3		―		(3)		―
Associated offsetting commodity contracts		(3)		―		3		―
Total		$1	$	―	$	―	$	―
(1)	Included in Current Assets: Other for SoCalGas.
(2)	Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance [Abstract]
Schedule Of Fair Value Hedge Impact on the Consolidated Statements of Operations
FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2011	2010	2009
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense	$9	$10	$19
Interest rate instruments	Other Income, Net	13	(11)	(11)
Total(1)		$22	$(1)	$8
SoCalGas:
Interest rate instrument	Interest Expense	$1	$6	$6
Interest rate instrument	Other Income, Net	(3)	(4)	(2)
Total(1)		$(2)	$2	$4
(1)		There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.

Schedule Of Cash Flow Hedges Impact On Statements Of Operations [Abstract]
Schedule Of Cash Flow Hedge Impact on the Consolidated Statements Of Operations
CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Pretax gain (loss) recognized in OCI							Gain (loss) reclassified from AOCI into earnings
	(effective portion)							(effective portion)
	Years ended December 31,							Years ended December 31,
		2011		2010		2009	Location	2011	2010	2009
Sempra Energy Consolidated:
Interest rate instruments(1)		$(42)	$	―	$	―	Interest Expense	$(8)	$(12)	$(2)
Interest rate instruments		―		―		13	Other Income, Net(2)	―	10	3
							Equity Earnings, Net of Income
Interest rate instruments		(32)		2		―	Tax	(5)	(1)	―
Commodity contracts not subject							Revenues: Energy-Related
to rate recovery		―		―		17	Businesses	―	―	22
Commodity contracts not subject							Cost of Natural Gas, Electric
to rate recovery		―		―		―	Fuel and Purchased Power	―	―	(16)
Commodity contracts not subject
to rate recovery		―		―		1	Other Operation and Maintenance	―	―	2
Commodity contracts not subject							Equity Earnings (Losses): RBS
to rate recovery		―		1		37	Sempra Commodities LLP	―	21	7
Total		$(74)		$3		$68		$(13)	$18	$16
SDG&E:
Interest rate instruments(1)		$(40)	$	―	$	―	Interest Expense	$(5)	$(7)	$3
Commodity contracts not subject
to rate recovery		―		―		―	Operation and Maintenance	―	―	1
Total		$(40)	$	―	$	―		$(5)	$(7)	$4
SoCalGas:
Interest rate instrument	$	―	$	―	$	―	Interest Expense	$(3)	$(5)	$(4)
Commodity contracts not subject
to rate recovery		―		―		1	Operation and Maintenance	―	―	1
Total	$	―	$	―		$1		$(3)	$(5)	$(3)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s 2010 and 2011 interest rate derivative activity relates to Otay Mesa VIE. There has been a negligible amount of ineffectiveness related to these swaps.
(2)	Gains reclassified into earnings due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to proceeds received from RBS Sempra Commodities. See Note 4.

Schedule Of Undesignated Derivative Instruments Impact On Statements Of Operations [Abstract]
Schedule Of Undesignated Derivative Impact on the Consolidated Statements of Operations
UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2011	2010	2009
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments(1)	Other Income, Net	$(14)	$(34)		$30
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses	30	47		47
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power	1	(29)		(39)
Commodity contracts not subject
to rate recovery	Other Operation and Maintenance	1	2		―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(14)	(102)		(54)
Commodity contracts subject
to rate recovery	Cost of Natural Gas	(2)	(9)		(10)
Total		$2	$(125)		$(26)
SDG&E:
Interest rate instruments(1)	Other Income, Net	$(1)	$(34)		$27
Commodity contracts not subject
to rate recovery	Operation and Maintenance	―	1		―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(14)	(102)		(54)
Total		$(15)	$(135)		$(27)
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$1	$1	$	―
Commodity contracts subject
to rate recovery	Cost of Natural Gas	(2)	(5)		(5)
Total		$(1)	$(4)		$(5)
(1)		Amounts are related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.